Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share
15.	Earnings per share

(a)
Basic earnings per share is calculated by dividing the profit attributable to owners of the Company by the weighted average number of ordinary shares in issue during the year excluding ordinary shares purchased by the Group. One ADS represents two ordinary shares of the Company.

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Profit/(loss) attributable to owners of the Company	7,777,336	809,624	(3,870,620)
Weighted average number of ordinary shares in issue (in ’000)	1,145,050	1,146,175	1,395,149

Basic earnings/(losses) per share (in RMB)	6.79	0.71	(2.77)

Basic earnings/(losses) per ADS (in RMB)	13.58	1.42	(5.54)

(b)
Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. For the years ended December 31, 2022, 2023 and 2024 the Group has four categories of potential dilutive ordinary shares: convertible promissory notes (refer to Note 36), optionally convertible promissory notes (refer to Note 37), share options and PSUs (refer to Note 46).

For the year ended December 31, 2022, 2023 and 2024, two categories of potential dilutive ordinary shares are included in the calculation of diluted earnings per share: share options and PSUs. Potential ordinary shares issuable upon conversion of optionally convertible promissory notes and convertible promissory notes were not included in the calculation of diluted earnings per share, as the effect would have been anti-dilutive.

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Earnings
Profit/(loss) attributable to owners of the Company	7,777,336	809,624	(3,870,620)

Net profit/(loss) used to determine diluted earnings per share	7,777,336	809,624	(3,870,620)

Weighted average number of ordinary shares
Weighted average number of ordinary shares in issue (in ’000)	1,145,050	1,146,175	1,395,149
Adjustments for:
Assumed exercise of share options and vesting of PSUs (in ’000)	2,318	987	—

Weighted average number of ordinary shares for diluted earnings per share (in ’000)	1,147,368	1,147,162	1,395,149

Diluted earnings/(losses) per share (in RMB)	6.78	0.71	(2.77)

Diluted earnings/(losses) per ADS (in RMB)	13.56	1.42	(5.54)